Filed Pursuant to Rule 497
File No. 333-216925

AETOS MULTI-STRATEGY ARBITRAGE FUND, LLC
AETOS DISTRESSED INVESTMENT STRATEGIES FUND, LLC
AETOS LONG/SHORT STRATEGIES FUND, LLC

Supplement, dated November 7, 2018, to the
Prospectus dated June 1, 2018

This Supplement (this "Supplement") contains information which amends, supplements or modifies certain information contained in the Prospectus of Aetos Multi-Strategy Arbitrage Fund, LLC, Aetos Distressed Investment Strategies Fund, LLC and Aetos Long/Short Strategies Fund, LLC, formerly known as Aetos Capital Multi-Strategy Arbitrage Fund, LLC, Aetos Capital Distressed Investment Strategies Fund, LLC and Aetos Capital Long/Short Strategies Fund, LLC, respectively (each, a "Fund," and collectively, the "Funds"), dated June 1, 2018, as supplemented and amended (the "Prospectus"). Capitalized terms used in this Supplement shall have the meanings ascribed to them in the Prospectus unless the context otherwise requires.

The purpose of this Supplement is to disclose that (i) at a recent in-person meeting of each Fund's Board of Managers (the "Board"), the Board approved an amendment to change the name of each Fund, (a) from Aetos Capital Multi-Strategy Arbitrage Fund, LLC to Aetos Multi-Strategy Arbitrage Fund, LLC, (b) from Aetos Capital Distressed Investment Strategies Fund, LLC to Aetos Distressed Investment Strategies Fund, LLC and (c) from Aetos Capital Long/Short Strategies Fund, LLC to Aetos Long/Short Strategies Fund, LLC, each such name change effective as of November 2, 2018 pursuant to the filing of Certificates of Amendment to the Certificate of Formation of each Fund with the Secretary of State of the State of Delaware; and (ii) the name of each Fund's investment manager has been changed from Aetos Alternatives Management, LLC to Aetos Alternatives Management, L.P.

Amendments to the Prospectus

This Supplement replaces each reference to "Aetos Capital Multi-Strategy Arbitrage Fund, LLC" with the following:

Aetos Multi-Strategy Arbitrage Fund, LLC

This Supplement replaces each reference to "Aetos Capital Distressed Investment Strategies Fund, LLC" with the following:

Aetos Distressed Investment Strategies Fund, LLC

This Supplement replaces each reference to "Aetos Capital Long/Short Strategies Fund, LLC" with the following:

Aetos Long/Short Strategies Fund, LLC

This Supplement replaces each reference to "Aetos Alternatives Management, LLC" with the following:

Aetos Alternatives Management, L.P.

Filed Pursuant to Rule 497
File No. 333-216925

AETOS MULTI-STRATEGY ARBITRAGE FUND, LLC
AETOS DISTRESSED INVESTMENT STRATEGIES FUND, LLC
AETOS LONG/SHORT STRATEGIES FUND, LLC

Supplement, dated November 7, 2018, to the
Statement of Additional Information dated June 1, 2018

This Supplement (this "Supplement") contains information which amends, supplements or modifies certain information contained in the Statement of Additional Information of Aetos Multi- Strategy Arbitrage Fund, LLC, Aetos Distressed Investment Strategies Fund, LLC and Aetos Long/Short Strategies Fund, LLC, formerly known as Aetos Capital Multi-Strategy Arbitrage Fund, LLC, Aetos Capital Distressed Investment Strategies Fund, LLC and Aetos Capital Long/Short Strategies Fund, LLC, respectively (each, a "Fund," and collectively, the "Funds"), dated June 1, 2018, as supplemented and amended (the "SAI"). Capitalized terms used in this Supplement shall have the meanings ascribed to them in the Prospectus unless the context otherwise requires.

The purpose of this Supplement is to disclose that (i) at a recent in-person meeting of each Fund's Board of Managers (the "Board"), the Board approved an amendment to change the name of each Fund, (a) from Aetos Capital Multi-Strategy Arbitrage Fund, LLC to Aetos Multi-Strategy Arbitrage Fund, LLC, (b) from Aetos Capital Distressed Investment Strategies Fund, LLC to Aetos Distressed Investment Strategies Fund, LLC and (c) from Aetos Capital Long/Short Strategies Fund, LLC to Aetos Long/Short Strategies Fund, LLC, each such name change effective as of November 2, 2018 pursuant to the filing of Certificates of Amendment to the Certificate of Formation of each Fund with the Secretary of State of the State of Delaware; and (ii) the name of each Fund's investment manager has been changed from Aetos Alternatives Management, LLC to Aetos Alternatives Management, L.P.

Amendments to the SAI

This Supplement replaces each reference to "Aetos Capital Multi-Strategy Arbitrage Fund, LLC" with the following:

Aetos Multi-Strategy Arbitrage Fund, LLC

This Supplement replaces each reference to "Aetos Capital Distressed Investment Strategies Fund, LLC" with the following:

Aetos Distressed Investment Strategies Fund, LLC

This Supplement replaces each reference to "Aetos Capital Long/Short Strategies Fund, LLC" with the following:

Aetos Long/Short Strategies Fund, LLC

This Supplement replaces each reference to "Aetos Alternatives Management, LLC" with the following:

Aetos Alternatives Management, L.P.